United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3947

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 1-3 Years
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04


Item 1.     Schedule of Investments


Federated U.S. Government Securities Fund: 1-3 Years
Portfolio of Investments
November 30, 2004 (unaudited)
    Principal
    Amount                                                                               Value
                            U.S. Treasury notes--74.8%
    25,000,000         1    1.625%, 9/30/2005                                            24,818,250
    38,000,000              5.750%, 11/15/2005                                           39,107,320
    12,400,000         1    5.875%, 11/15/2005                                           12,778,820
    10,000,000              1.875%, 1/31/2006                                            9,901,600
    23,000,000              1.625%, 2/28/2006                                            22,683,750
    22,000,000         1    1.500%, 3/31/2006                                            21,632,160
    15,000,000         1    2.250%, 4/30/2006                                            14,878,200
    9,500,000          1    4.625%, 5/15/2006                                            9,743,390
    10,000,000              2.500%, 5/31/2006                                            9,948,400
    21,000,000              2.750%, 6/30/2006                                            20,963,880
    25,485,000              7.000%, 7/15/2006                                            27,133,625
    17,000,000              2.750%, 7/31/2006                                            16,957,500
    21,000,000         1    2.500%, 9/30/2006                                            20,819,610
    8,000,000          1    2.500%, 10/31/2006                                           7,930,000
    28,000,000         1    2.625%, 11/15/2006                                           27,803,160
    23,000,000         1    3.500%, 11/15/2006                                           23,219,190
    24,000,000         1    3.125%, 5/15/2007                                            23,992,560
    20,000,000         1    3.000%, 11/15/2007                                           19,850,000
                            Total U.S. Treasury (identified cost
                            $355,452,084)                                                354,161,415
                            Government Agencies--20.2%
                            Federal Home Loan Bank System--14.9%
    12,000,000              3.875%, 12/15/2004                                           12,008,160
    23,750,000              2.250%, 5/15/2006                                            23,486,137
    15,000,000              2.875%, 5/22/2006                                            14,965,200
    20,000,000              2.875%, 8/15/2006                                            19,921,600
                            Total                                                        70,381,097
                            Federal Home Loan Mortgage Corp--5.3%
    25,300,000         1    2.375%, 4/15/2006                                            25,090,769
    180,000                 3.500%, 9/15/2007                                            180,236
                            Total                                                        25,271,005
                            Total Government Agencies (identified cost
                            $95,859,991)                                                 95,652,102
                            Repurchase Agreements--50.0%
    10,000,000              Interest in $1,500,000,000 joint repurchase
                            agreement with Banc of America Securities LLC,
                            2.08%, dated 11/30/2004 to be repurchased at
                            $10,000,578 on 12/1/2004, collateralized by a
                            U.S. Government Agency Obligation with a
                            maturity of 4/1/2034, collateral market value
                            $1,530,000,000                                               10,000,000
    8,505,000               Interest in $2,000,000,000 joint repurchase
                            agreement with UBS Securities LLC, 2.08%, dated
                            11/30/2004 to be repurchased at $8,505,491 on
                            12/1/2004, collateralized by U.S. Government
                            Agency Obligations with various maturities to
                            8/15/2034, collateral market value $2,060,004,602            8,505,000
    50,000,000              Interest in $1,500,000,000 joint repurchase
                            agreement with CS First Boston Corp., 2.08%,
                            dated 11/30/2004, to be repurchased at
                            $50,002,889 on 12/1/2004, collateralized by U.S.
                            Government Agency Obligations with various
                            maturities to 11/1/2034, collateral market value
                            $1,531,339,125 (held as collateral for
                            securities lending)                                          50,000,000
    60,000,000              Interest in $550,000,000 joint repurchase
                            agreement with Societe Generale, London, 2.08%,
                            dated 11/30/2004, to be repurchased at
                            $60,003,467 on 12/1/2004, collateralized by U.S.
                            Government Agency Obligations with various
                            maturities to 12/1/2034, collateral market value
                            $564,267,599 (held as collateral for securities
                            lending)                                                     60,000,000
    108,300,000             Interest in $2,000,000,000 joint repurchase
                            agreement with Wachovia Securities, Inc., 2.08%,
                            dated 11/30/2004, to be repurchased at
                            $108,306,257 on 12/1/2004, collateralized by
                            U.S. Government Agency Obligations with various
                            maturities to 12/1/2034, collateral market value
                            $2,042,918,473 (held as collateral for
                            securities lending)                                          108,300,000
                            Total Repurchase Agreements (at amortized cost)              236,805,000
                            Total
                            Investments--145.0%
                            (identified cost $688,117,075)2                              686,618,517
                            other assets and liabilities--net--(45.0)%                   (213,195,095)
                            total net assets--100%                                 $     473,423,422


1    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral

       $212,919,855                              $218,300,000



2 The cost of investments for federal tax purposes amounts to $688,117,075. The net unrealized depreciation of investments for federal tax purposes was $1,498,558. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,545,149.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 1-3 Years

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005